Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Fair Value Measurement Inputs

The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2020	February 11, 2021	March 11, 2021
Stock price	$5.80	$5.80	$7.11	$10.27	$8.44
Expected term (years)	10.00	9.31	2.00	2.00	2.00
Expected volatility	57.81%	57.35%	76.00%	76.00%	76.00%
Risk-free interest rate	3.06%	1.75%	0.13%	0.13%	0.13%
Dividend yield	0%	0%	0%	0%	0%

The Private Placement warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	March 11, 2021	March 31, 2021
Stock price	$12.00	$8.50
Exercise price of warrant	11.5	11.5
Expected term (years)	5.00	4.95
Expected volatility	27.00%	43.00%
Risk-free interest rate	0.78%	0.92%

Schedule of Changes in Fair Value of Level 3 Financial Instruments

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Private Placement Warrant Liability	Derivative Liability
Fair value as of January 1, 2020	$(162)	$—	$—
Change in the fair value included in other income (expense), net	—	—	(5,308)

Fair value as of March 31, 2020	(162)	—	(5,308)

	Redeemable Convertible Preferred Stock Warrant Liability	Private Placement Warrant Liability	Derivative Liability
Fair value as of January 1, 2021	(49,293)	—	—
Private placement warrant liability acquired as part of the merger	—	(19,377)	—
Change in the fair value included in other income (expense), net	(8,804)	4,652	—
Issuance of preferred stock upon exercise of warrants	58,097	—	—

Fair value as of March 31, 2021	$—	$(14,725)	$—

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Redeemable Convertible Preferred Stock Tranche Liability	Derivative liability
Fair value as of January 1, 2019	$(115)	$—	$—
Recognition of preferred stock warrant liability upon subsequent issuance of warrants	(53)	—	—
Change in the fair value included in other income (expense), net	6	—	—

Fair value as of December 31, 2019	(162)	—	—
Recognition of preferred stock warrant and tranche liability upon issuance	(691)	(1,610)	—
Change in the fair value included in other income (expense), net	(48,440)	—	(5,308)
Extinguishment of derivative liability upon conversion of convertible notes			5,308
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net	—	1,610	—

Fair value as of December 31, 2020	$(49,293)	$—	$—

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$15,411	$—	$—	$15,411

Total financial assets	$15,411	$—	$—	$15,411

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$162	$162
Derivative liability	$—	$—	$—	$—

Total financial liabilities	$—	$—	$162	$162

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Colonnade Acquisition Corp.
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$200,061,054
Liabilities:
Public warrants derivative liability	1	35,800,000
Private warrants derivative liability	2	22,834,000

Level 1 instruments include investments in U.S. Treasury Bills, and the Public Warrants when representative market prices were available based on the public trading of the Public Warrants.

Schedule of Fair Value Measurement Inputs

The following table provides quantitative information regarding fair value assumptions for the Warrants upon initial recognition:

	Public Warrants	Private Placement Warrants
Share price	$9.68	$9.68
Exercise price	$11.50	$11.50
Expected term (years)	5.52	5.52
Volatility	13.17%	13.17%
Risk-free rate	0.30%	0.30%

Schedule of Changes in Fair Value of Level 3 Financial Instruments

The change in the fair value of Level 3 warrant liabilities is summarized as follows:

Warrant liabilities (Level 3)
Beginning balance	$—
Issuance of Public Warrants and Private Placement Warrants	10,195,000
Change in valuation inputs or other assumptions	(2,070,859)
Transfer from Level 3 measurement	(8,124,141)

Fair value as of December 31, 2020	$—